(Loss)/Profit Per Share (Details)	Nov. 21, 2025	Jan. 08, 2025	Apr. 26, 2023
Profit/(Loss) Per Share [Line Items]
Reverse stock split	1:15		1:10
Subsequents Event [Member]
Profit/(Loss) Per Share [Line Items]
Reverse stock split		1:4